CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets
Cash and cash equivalents	$ 2,154	$ 2,983
Receivables (less allowances of $53 in 2013 and $56 in 2012)	3,853	3,589
Inventories:
Leaf tobacco	3,709	3,548
Other raw materials	1,596	1,610
Finished product	4,541	3,791
Total inventory, net	9,846	8,949
Deferred income taxes	502	450
Other current assets	497	619
Total current assets	16,852	16,590
Property, plant and equipment, at cost:
Land and land improvements	671	708
Buildings and building equipment	4,013	3,948
Machinery and equipment	8,409	8,380
Construction in progress	864	843
Total property, plant and equipment, at cost	13,957	13,879
Less: accumulated depreciation	7,202	7,234
Total property, plant and equipment, net	6,755	6,645
Goodwill (Note 3)	8,893	9,900
Other intangible assets, net (Note 3)	3,193	3,619
Investments in unconsolidated subsidiaries (Note 4)	1,536	24
Other assets	939	892
Total Assets	38,168	37,670
LIABILITIES
Short-term borrowings (Note 7)	2,400	2,419
Current portion of long-term debt (Note 7)	1,255	2,781
Accounts payable	1,274	1,103
Accrued liabilities:
Marketing and selling	503	527
Taxes, except income taxes	6,492	5,350
Employment costs	949	896
Dividends payable	1,507	1,418
Other	1,382	952
Income taxes	1,192	1,456
Deferred income taxes	112	114
Total current liabilities	17,066	17,016
Long-term debt (Note 7)	24,023	17,639
Deferred income taxes	1,477	1,875
Employment costs	1,313	2,574
Other liabilities	563	419
Total liabilities	44,442	39,523
Contingencies (Note 21)
Redeemable noncontrolling interest (Note 23)	0	1,301
Stockholders’ (Deficit) Equity
Common stock, no par value (2,109,316,331 shares issued in 2013 and 2012)	0	0
Additional paid-in capital	723	1,334
Earnings reinvested in the business	27,843	25,076
Accumulated other comprehensive losses	(4,190)	(3,604)
Total stockholders' equity before treasury stock	24,376	22,806
Less: cost of repurchased stock (520,313,919 and 455,703,347 shares in 2013 and 2012, respectively)	32,142	26,282
Total PMI stockholders’ deficit	(7,766)	(3,476)
Noncontrolling interests	1,492	322
Total stockholders’ deficit	(6,274)	(3,154)
Total Liabilities and Stockholders’ (Deficit) Equity	$ 38,168	$ 37,670